Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

21.    COMMITMENTS AND CONTINGENCIES

Operating lease commitments

As lessee

The Group has entered into lease agreements for business office and certain hotels which it operates. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2020 were as follows:

	Year Ended December 31,
	2020	2020
	RMB	USD
2021	130,695,728	20,029,997
2022	116,028,562	17,782,155
2023	111,252,708	17,050,223
2024	100,695,245	15,432,221
2025	92,812,089	14,224,075
Thereafter	482,651,095	73,969,517
Total	1,034,135,427	158,488,188

As lessor

The Group subleases its leased assets under operating lease arrangements for terms ranging from one to twenty years. The terms of the leases generally also require the tenants to pay security deposits and provide for periodic rent adjustments according to the then prevailing market conditions.

At 31 December 2020, the Group had total future minimum lease receivables under non-cancellable operating leases with its tenants falling due as follows:

	Year Ended December 31,
	2020	2020
	RMB	USD
2021	92,929,728	14,242,104
2022	77,561,287	11,886,787
2023	72,750,642	11,149,524
2024	67,048,084	10,275,568
2025	63,861,746	9,787,241
Thereafter	299,068,165	45,834,202
Total	673,219,652	103,175,426

Litigation and contingencies

The Company and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including but not limited to non-compliance respect to licenses and permits, franchise agreements and lease contracts, which are handled and defended in the ordinary course of business. The Group may be unable to estimate the reasonably possible loss or a range of reasonably possible losses until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, or the progress of settlement negotiations. The Company accrues a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Company accrues the minimum amount. The Company expenses legal costs, including those expected to be incurred in connection with a loss contingency, as incurred.